                            SCHEDULE 14A INFORMATION

PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES EXCHANGE ACT OF 1934
                               (AMENDMENT NO.  )

Filed by the Registrant [X]

Filed by a Party other than Registrant [_]

Check the appropriate box:

[_] Preliminary Proxy Statement

[X] Definitive Proxy Statement

[_] Definitive Additional Materials

[_] Soliciting Material Pursuant to (S)240, 14a-11(c) or (S)240, 14a-12

                        SHAWMUT NATIONAL CORPORATION
                ------------------------------------------------
                (Name of Registrant as Specified in its Charter)

                        SHAWMUT NATIONAL CORPORATION
                ------------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (check the appropriate box):

[X] $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2).*

[_] $500 per each party to the controversy pursuant to Exchange Act Rule 14a-
    6(i)(3).

    Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

    (1) Title of each class of securities to which transaction applies:

    (2) Aggregate number of securities to which transaction applies:

    (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:*

    (4) Proposed maximum aggregate value of transaction:
- - --------
*Set forth the amount on which the filing is calculated and state how it was determined.

[_] Check box if any part of the fee is offset as provided by Exchange Act Rule
    0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

    (1) Amount previously paid:

    (2) Form, Schedule or Registration Statement No.:

    (3) Filing Party:

    (4) Date Filed:

Notes:

* The filing fee of $125 was paid upon the initial filing of the preliminary proxy materials on February 24, 1994.

             [LOGO OF SHAWMUT NATIONAL CORPORATION APPEARS HERE]


                                  Notice of
                               Annual Meeting
                               of Shareholders
                               April 26, 1994
                                     and
                               Proxy Statement

- - --------------------------------------------------------------------------------
                             YOUR VOTE IS IMPORTANT

 You are urged to exercise your right to vote by indicating your choices on the enclosed proxy card. Please date, sign and promptly return your proxy card in the enclosed postage-paid envelope. You may, nevertheless, vote in person if you attend the meeting.
- - --------------------------------------------------------------------------------

             [LOGO OF SHAWMUT NATIONAL CORPORATION APPEARS HERE]
- - ------------------------------------------------------------------------------
                777 MAIN STREET, HARTFORD, CONNECTICUT 06115
               ONE FEDERAL STREET, BOSTON, MASSACHUSETTS 02211

Dear Shareholder:

You are cordially invited to attend the annual meeting of shareholders of Shawmut National Corporation which will be held at the Federal Reserve Bank of Boston, 600 Atlantic Avenue, Boston, Massachusetts, on Tuesday, April 26, 1994, at 10:30 a.m. We look forward to seeing as many shareholders as possible at this meeting.

Resolutions pertaining to the annual election of your board of directors, the appointment of independent accountants for 1994, and an amendment to the restated certificate of incorporation will be acted upon at this year's meeting. Your board of directors unanimously recommends a vote for each of these matters.

We hope you will attend the meeting, but whether or not you plan to be with us, please sign and return the enclosed proxy card as soon as possible so that your shares will be represented. You can revoke your proxy at any time and, if you do attend the meeting, you may vote in person.

                                                       Sincerely,

                                                       /s/ Joel B. Alvord

                                                       Chairman and Chief
                                                       Executive Officer

March 19, 1994

- - --------------------------------------------------------------------------------

             [LOGO OF SHAWMUT NATIONAL CORPORATION APPEARS HERE]
- - --------------------------------------------------------------------------------

NOTICE OF ANNUAL MEETING OF SHAREHOLDERS

The annual meeting of shareholders of Shawmut National Corporation (the "Corporation") will be held at the Federal Reserve Bank of Boston, 600 Atlantic Avenue, Boston, Massachusetts 02106, on Tuesday, April 26, 1994, at 10:30 a.m., for the following purposes:

  1. To elect directors for the ensuing year.

  2. To act upon the appointment of Price Waterhouse as independent accountants for the Corporation for 1994.

  3. To act upon a proposal to amend the restated certificate of incorporation.

  4. To transact such other business as may properly be brought before the meeting or any adjournments thereof.

Shareholders of record at the close of business on March 2, 1994 are entitled to vote at the meeting and at any adjournments thereof.

A list of shareholders of record will be available for examination by any shareholder for purposes germane to the meeting at the Corporation's headquarters located at 777 Main Street, Hartford, Connecticut and One Federal Street, Boston, Massachusetts during ordinary business hours for a period of at least ten days prior to the meeting and at the meeting.

                                              By order of the board of directors

                                                            Raymond A. Guenter
                                                            General Counsel and
                                                            Secretary

777 Main Street
Hartford, Connecticut 06115

One Federal Street
Boston, Massachusetts 02211

March 19, 1994

- - --------------------------------------------------------------------------------

PROXY STATEMENT TABLE OF CONTENTS                            PAGE
- - -----------------------------------------------------------------
Board of directors                                             1
Committees of the board                                        1
Common stock ownership                                         2
Election of directors                                          3
Transactions with directors and executive officers             6
Executive compensation                                         6
Appointment of independent accountants                        15
Proposal to amend the restated certificate of incorporation   16
Voting of proxy                                               17
Cost of solicitation                                          17
Shareholder proposals for next year's meeting                 17
Annual report                                                 17
Other matters                                                 17
- - -----------------------------------------------------------------

                                PROXY STATEMENT

                              MARCH 19, 1994

- - --------------------------------------------------------------------------------

BOARD OF DIRECTORS

The directors are elected annually by the shareholders and represent the interests of shareholders as a whole. The board holds regular meetings to review significant matters affecting the Corporation and to act on matters requiring board consideration. Board and committee meetings are held alternately in Hartford and Boston. The board met 17 times during 1993. Each director attended at least 75% of the aggregate of the number of board meetings and meetings of the committees on which he or she served. Background information about each nominee for director appears on pages 3 through 6 of this proxy statement.

Directors will be elected by a plurality of the votes of the shares present in person or represented by proxy and entitled to vote. "Plurality" means that the nominees who receive the largest number of votes cast "For" are elected as directors, up to the maximum number of directors to be chosen at the meeting. Under applicable Delaware law, in tabulating the vote, votes withheld and broker nonvotes will be disregarded and will have no effect on the outcome of the vote.

COMMITTEES OF THE BOARD

The board has established three standing committees to assist it in the discharge of its responsibilities--the audit committee, the human resources committee and the nominating committee. In April 1993, the credit review committee was disbanded, and its function was merged with the audit committee. Membership on the committees is set forth in the personal information concerning each director in the proxy statement, except for two members of the audit committee who are nonemployee directors of the Corporation's principal subsidiaries--Shawmut Bank Connecticut, National Association, Hartford, Connecticut ("SBC") and Shawmut Bank, National Association, Boston, Massachusetts ("SBM"). The two members of the audit committee who are not directors of the Corporation are Mr. S. Caesar Raboy and Mr. Graves D. Hewitt, both of whom are directors of SBC and SBM. Additional information concerning the committees is presented below.

The audit committee consists of seven nonemployee directors: five directors from the Corporation (including Mr. Bernard M. Fox, who joined the committee in January 1994), and two directors who are directors of SBC and SBM. The committee has primary oversight responsibility for specific functions within the Corporation and its subsidiaries, including (i) the integrity of financial information and the financial reporting process, (ii) the adequacy of the internal control environment, (iii) the objectivity of the internal and independent audit processes, (iv) review of reports of examination and inspection by regulatory agencies and responses thereto, (v) review of performance under the Corporation's compliance program, including the review of the Corporation's overall processes for establishing and updating policies and procedures and (vi) oversight of an independent credit review function charged with the review of credit and loan administration policies and procedures review of the Corporation's loan portfolio, compliance with the credit review systems policies and procedures, and evaluation of the quality and trends in the loan portfolio. Each year it recommends the appointment of independent accountants for the Corporation and meets with representatives of that firm and with the internal auditor. The committee met six times during 1993.

The human resources committee consists of six nonemployee directors (Mr. Herbert W. Jarvis, a member of the committee, is retiring from the board of directors, and is not standing for reelection.) The committee advises the board on all matters pertaining to compensation programs and policies and establishes guidelines for employee incentive and benefits programs, which it reviews on a continuing basis. It makes specific recommendations relating to salaries of officers with general management responsibility and relating to all incentive awards, including equity-based awards. The committee met five times during 1993.

The nominating committee consists of three nonemployee directors. It advises the board on all matters with respect to (i) the appropriate number of directors to serve on the board; (ii) identification of qualified people to sit on the board; (iii) assessment of director performance; and (iv) other recommendations related to the composition or selection of directors for the board. The committee met once during 1993.

Shareholders who wish to have the board consider individuals for nomination as directors should submit to the secretary a written statement detailing the qualifications of each such person together with relevant biographical information and a written statement by the candidate of his or her willingness to serve. The secretary will refer each such statement to the nominating committee, which will consider the nominee's demonstrated achievements and recognized abilities in conjunction with corporate needs and any pertinent regulatory considerations.

In addition, a shareholder may directly nominate a person for election as a director by complying with Section 4 of the Corporation's by-laws, which provides for timely notice of such nomination in writing to the secretary of the Corporation, and a written statement by the candidate of his or her willingness to serve. Said notice shall include the information required to be disclosed in solicitations for proxies for election of directors pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, along with the name, record address, class and number of shares of the Corporation beneficially owned by the shareholder giving such notice. To be timely, notice must be delivered to the Corporation not less than 50 nor more than 75 days prior to the meeting, or, if the Corporation gives less than 65 days' notice of the meeting, then notice by the shareholder must be received by the close of business on the 15th day following the earlier of the date notice of the meeting was mailed or public disclosure was made. The foregoing summary is not intended to be complete and is qualified in its entirety by the Corporation's by-laws, a copy of which may be obtained from the secretary of the Corporation.

COMMON STOCK OWNERSHIP

The ownership of the Corporation's common stock is widely diversified. On March 2, 1994, approximately 30,245 shareholders of record owned 95,876,557 shares, excluding 20,427 shares that are reserved for issuance in connection with the completion of the exchange of the securities of certain previously acquired companies. Holders of outstanding shares are entitled to one vote per share. The holders of a majority of the total shares issued and outstanding, whether present in person or represented by proxy, will constitute a quorum for the transaction of business at the annual meeting. The following table sets forth information as to the only persons known to the board to be the beneficial owners of 5% or more of the Corporation's outstanding common stock:

               NAME AND ADDRESS OF      AMOUNT AND NATURE    PERCENT OF
                 BENEFICIAL OWNER    OF BENEFICIAL OWNERSHIP   CLASS
               -------------------   ----------------------- ----------
           FMR Corp.                        6,133,406(1)        6.44%(1)
           82 Devonshire Street
           Boston, MA 02109

- - -------
(1) Based upon information contained in a Schedule 13G dated February 11, 1994 and filed under the Securities Exchange Act of 1934 by FMR Corp. ("FMR"). Based upon the information contained in the Schedule 13G, FMR is a beneficial owner of these shares as a result of various of its subsidiaries and affiliates providing investment advisory and management services and has sole voting power with respect to 156,706 of the shares, shared voting power with respect to none of the shares, sole dispositive power with respect to 6,133,406 of the shares and shared dispositive power with respect to none of the shares.

The table below sets forth beneficial ownership of the Corporation's common stock by each director, and by all directors and executive officers as a group as of January 31, 1994. As of that date all directors and executive officers as a group (19 in number) controlled 413,350 shares directly and controlled 75,782 shares indirectly, or a total of 489,132 shares representing .51% of the outstanding shares. No director or executive officer beneficially owns or controls directly or indirectly more than 1% of the outstanding shares. The group (19 in number) would have beneficially owned or controlled 716,883 shares, representing .75% of outstanding shares, if all stock options exercisable within 60 days of January 31, 1994 had been exercised. Except as may be indicated below, each director possesses sole voting and investment power with respect to the number of shares described as beneficially owned. All of the directors are being nominated for reelection, except Mr. Jarvis, who is retiring from the board.

                                                    AMOUNT AND NATURE OF
        NAME OF BENEFICIAL OWNER                    BENEFICIAL OWNERSHIP
        ------------------------                    --------------------
       Joel B. Alvord                                     206,352(1)
       Stillman B. Brown                                   16,193
       John T. Collins                                     16,142
       Ferdinand Colloredo-Mansfeld                         9,543
       Bernard M. Fox                                       2,981
       Herbert W. Jarvis                                   16,445
       Robert J. Matura                                     8,312
       Gunnar S. Overstrom, Jr.                           195,237(2)
       Lois D. Rice                                         2,287
       Maurice Segall                                      27,098
       Paul R. Tregurtha                                   24,543
       Wilson Wilde                                        11,742
       Directors and executive officers as a group        716,883(3)

- - -------
(1) Includes 94,258 shares that are subject to unexercised stock options which are exercisable within 60 days of January 31, 1994, 21,258 of which are at option prices in excess of the market price of the Corporation's common stock on January 31, 1994; 27,451 shares held in the employees' thrift plan; 8,666 restricted shares; and 1,279 shares held in the names of his wife and children.

(2) Includes 72,933 shares that are subject to unexercised stock options which are exercisable within 60 days of January 31, 1994, 15,933 of which are at option prices in excess of the market price of the Corporation's common stock on January 31, 1994; 24,075 shares held in the employees' thrift plan; 6,666 restricted shares; and 2,976 shares held in the names of his wife and children.

(3) With respect to executive officers not named above, this number includes 60,500 shares that are subject to unexercised stock options which are exercisable within 60 days of January 31, 1994, 24,500 of which are at option prices in excess of the market price of the Corporation's common stock on January 31, 1994; 20,001 shares held in the employees' thrift plan; 34,665 restricted shares; and 0 shares held in the names of family members.

                             ELECTION OF DIRECTORS

- - --------------------------------------------------------------------------------

Under the Corporation's by-laws, the board of directors can increase the number of directorships between annual meetings by not more than eight and fill any vacancy thus created. All of the nominees named below are members of the present board and were elected by the Corporation's shareholders at the last annual meeting. At the 1994 annual meeting, directors are to be elected for a term of one year, each to hold office until the expiration of his or her term and until his or her successor is elected and qualified. Unless authority is withheld, it is the intention of the persons named in the proxy, or authorized substitutes, to vote for the election of the following 11 nominees.

- - --------------------------------------------------------------------------------

JOEL B. ALVORD, 55, is chairman and chief executive officer of the Corporation. He has served as a director of the Corporation since 1987, and additionally as a director of SBC since 1978, and SBM since 1988.

Mr. Alvord began his 30-year SBC tenure in 1963. He became an officer in 1965, a vice president in 1967, and executive vice president in 1976. In January 1978, he was elected president and director of both the bank and its parent holding company, Hartford National Corporation. From 1986 to 1988, he was president, chief executive officer, and director of Hartford National Corporation and chairman, chief executive officer, and director of SBC. In February 1988, when Shawmut Corporation ("SC") and Hartford National Corporation ("HNC") merged and became subsidiaries of Shawmut National Corporation, Mr. Alvord was named president and chief executive officer of the new combined corporation. In August 1988, he additionally assumed his current title of chairman of the Corporation. He is also a member of the community affairs, trust, and loan and investment committees of SBC and SBM. Mr. Alvord is active in numerous community, civic, and industry organizations. He is director of the Institute of Living, the Hartford Steam Boiler Inspection and Insurance Company, and Jobs for Massachusetts. He also serves as a trustee of the Wadsworth Atheneum, and is a member of the Museum of Fine Arts (Boston), the Wang Center for Performing Arts, the Massachusetts Business Roundtable, and The Bankers Roundtable.

A native of Manchester, Connecticut, Mr. Alvord is a graduate of Dartmouth College where he received his undergraduate degree and earned a Master of Business Administration from the Amos Tuck School of Business Administration in 1961.

- - --------------------------------------------------------------------------------

STILLMAN B. BROWN, 60, is President of Harcott Corporation (investments), Lake Worth, Florida.

Before joining Harcott Corporation (formerly Harcott Associates), Mr. Brown was executive vice president, chief financial officer and a director of United Technologies Corporation, where he served in a variety of executive positions from 1978 to 1986. He is a director of The Stanley Works, and former chairman of the board of regents of the University of Hartford.

Mr. Brown has served as a director of the Corporation since 1987 and SBC from 1979 to 1988. He is chairman of the audit committee and a member of the human resources committee of the Corporation, and a member of the loan and investment committees of SBC and SBM.

- - --------------------------------------------------------------------------------

JOHN T. COLLINS, 47, is chairman and chief executive officer of The Collins Group, Inc. (acquisition company), Boston, Massachusetts.

Previously, Mr. Collins was president and chief executive officer of Quebecor Printing, (USA) Corp. Mr. Collins joined Quebecor Printing, (USA) Corp in 1990. From 1986 to 1990 he served as president and chief executive officer of Quebecor America, Inc. (printing). Mr. Collins is an advisory board member of Pell Rudman Venture Partners (investments), board member of the National Association of Printers and Lithographers, and a trustee of Bentley College, Beth Israel Hospital, and the Massachusetts Chapter of the Lukemia Society of America. Mr. Collins is also on the advisory council of Junior Achievement of Northern New England.

Mr. Collins has served as a director of the Corporation and SBC since 1992, and SBM since 1987. He is a member of the audit committee and the human resources committee of the Corporation.

- - --------------------------------------------------------------------------------

FERDINAND COLLOREDO-MANSFELD, 54, is chairman and chief executive officer of Cabot Partners (investment management company), Boston, Massachusetts.

Mr. Colloredo-Mansfeld has held his present position since 1990. From 1986 through October 1990 he served as chairman and chief executive officer of Cabot, Cabot & Forbes Realty Advisors, Inc. (predecessor of Cabot Partners) and chairman, chief executive officer and president of the development company Cabot, Cabot & Forbes. He is also a director of Data General Corporation and Raytheon Company.

Mr. Colloredo-Mansfeld has served as a director of the Corporation since 1988 and SC from 1983 to 1988. He is a member of the nominating committee of the Corporation.

- - --------------------------------------------------------------------------------

BERNARD M. FOX, 51, is president and chief executive officer and a trustee of the Northeast Utilities System, Hartford, Connecticut.

Mr. Fox is a director of The Dexter Corporation (specialties materials), The Connecticut Business and Industry Association, and Mount Holyoke College. He is also chairman of the board of the Institute of Living. In addition, Mr. Fox is a fellow and founder of the American Leadership Forum.

Mr. Fox has served as a director of the Corporation since January 1993, SBC since 1988, and SBM since May 1992. He is a member of the audit committee of the Corporation, and a member of the trust committees of SBC and SBM.

- - --------------------------------------------------------------------------------

ROBERT J. MATURA, 60, is chairman and chief executive officer of Robert J. Matura Associates and its subsidiary, Treefort Fellows (consulting firms specializing in textiles and apparel), Stamford, Connecticut.

Mr. Matura has held his present position since June 1992. From July 1988 to May 1992 he served as chairman, president and chief executive officer of The William Carter Company (manufacturer of infants' and childrens' apparel). From July 1986 through June 1988 he served as chief executive officer and chancellor of Sacred Heart University. From March 1976 to June 1986 Mr. Matura was chief executive officer and chairman of the board of Warnaco, Inc. (an international diversified apparel company). He is a director, investor and consultant at Unisa, Inc. (women's shoe manufacturer) and a director of EMI and Ed Mitchell's, Inc. (clothing retailer). Mr. Matura is chairman of the executive committee of the board of trustees and a trustee of Sacred Heart University and a regent of St. Peter's College.

Mr. Matura has served as a director of the Corporation and SBM since 1992 and SBC since 1984. He is a member of the audit committee and the human resources committee of the Corporation.

- - --------------------------------------------------------------------------------

GUNNAR S. OVERSTROM, JR., 51, is president and chief operating officer of the Corporation and chairman, chief executive officer and a director of SBC and SBM. He has served as a director of the Corporation since 1987, SBC since 1986 and SBM since 1989.

Mr. Overstrom joined SBC in 1975 as vice president and was promoted to senior vice president in 1977. In 1979 he was appointed SBC's executive vice president and chief financial officer. That same year he was named chief financial officer of HNC and became a director and its executive vice president in 1982. From 1986 to October 1992, Mr. Overstrom served as president of SBC. In 1988, he also served as chief executive officer of SBC; and in October 1992, he became chairman of SBC and chairman and chief executive officer of SBM. In February 1988, when SC and HNC merged and became subsidaries of Shawmut National Corporation, he was appointed vice chairman and chief financial officer of the Corporation, responsible for Connecticut operations. In August 1988, he assumed his current title of president and chief operating officer of the Corporation. Mr. Overstrom is also a member of the community affairs, trust, and loan and investment committees of SBC and SBM. An active supporter of numerous organizations, Mr. Overstrom is a corporator of Hartford Hospital, Saint Francis Hospital, Mount Sinai Hospital and The Institute of Living. He is a trustee of Babson College and of the Museum of Science, a director of Connecticut Health Systems, Inc., president of the Old State House in Hartford, and a member of the Emerging Issues Committee of The Bankers Roundtable. He is also a member of Boston's Private Industry Council and serves on its Corporate Diversity Committee.

Mr. Overstrom received his undergraduate degree from Babson College, a law degree from Suffolk University, and a master's degree in economics from Trinity College.

- - --------------------------------------------------------------------------------

LOIS D. RICE, 61, is a guest scholar at the Brookings Institution, Program in Economic Studies, in Washington, D.C.

Mrs. Rice joined the Brookings Institution in 1991. From 1981 to 1991 she was a director and senior vice president of Government Affairs at Control Data Corporation. She is a director of Bell Atlantic--Washington, D.C., International Multifoods, McGraw Hill, The Hartford Steam Boiler Inspection and Insurance Company, Unum Corp. (insurance company) and the Center for Naval Analysis. Mrs. Rice is a trustee of George Washington University, the German Marshall Fund of the United States, The Urban Institute, The Harry Frank Guggenheim Foundation, an overseer at the Tuck School of Management, Dartmouth College and a member of the President's Foreign Intelligence Advisory Board.

Mrs. Rice has served as a director of the Corporation since 1992. She is a member of the nominating committee of the Corporation, and a member of the community affairs committees of SBC and SBM.

- - --------------------------------------------------------------------------------

MAURICE SEGALL, 64, is a senior lecturer at the MIT--Sloan School of Management, Cambridge, Massachusetts.

Previously, Mr. Segall was chairman, chief executive officer, president and a director of Zayre Corporation (department stores), Framingham, Massachusetts. He retired from Zayre Corporation in June, 1989. Mr. Segall joined Zayre Corporation as president and chief executive officer in 1978. He is a director of AMR Corporation and Harcourt General Corporation (publishing and specialty retailing).

Mr. Segall has served as a director of the Corporation since 1988 and SC from 1983 to 1988. He is a member of the audit committee and the human resources committee of the Corporation.

- - --------------------------------------------------------------------------------

PAUL R. TREGURTHA, 58, is chairman, chief executive officer and a director of Mormac Marine Group, Inc. (marine shipping), Stamford, Connecticut.

Mr. Tregurtha joined Mormac in 1988. Prior to that, he had served as chairman, president and chief executive officer of Moore McCormack Resources, Inc. (construction materials and oil and gas exploration). He is a director and vice chairman of Interlake Holding Company and Lakes Shipping Company, Inc. (marine shipping) and a director of Brown & Sharpe Manufacturing Company and FPL Group, Inc. (Florida utilities). Mr. Tregurtha is a trustee of Teachers Insurance and Annuity Association of America.

Mr. Tregurtha has served as a director of the Corporation since 1987 and SBC from 1979 to 1988. He is chairman of the human resources committee of the Corporation.

- - --------------------------------------------------------------------------------

WILSON WILDE, 66, is chairman, chief executive officer and a director of The Hartford Steam Boiler Inspection and Insurance Company, Hartford, Connecticut.

Mr. Wilde joined Hartford Steam Boiler in 1953, and served as president from November 1971 until November 1993, and chief executive officer since November 1971. In November 1993, he was appointed chairman. He is a director of GenRad, Inc., Phoenix Home Life Mutual Insurance Company, Phoenix Re Corp. and Phoenix Reinsurance Co.

Mr. Wilde has served as a director of the Corporation since 1987 and HNC and SBC from 1972 to 1988. He is chairman of the nominating committee of the Corporation, and a member of the trust committees of SBC and SBM.

TRANSACTIONS WITH DIRECTORS AND EXECUTIVE OFFICERS

Certain directors and executive officers of the Corporation and their associates are customers of and have had transactions with SBC and SBM and their subsidiaries and affiliates in the ordinary course of business during the last fiscal year. All loans and commitments included in such transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than normal risk of collectibility or present other unfavorable features. Additional transactions may be expected to take place between such persons and these banks in the ordinary course of business.

Directors' remuneration

Directors' remuneration for 1993 was fixed by the board of directors at the board meeting following the annual meeting of shareholders, and subsequently amended by the board of directors at its June 1993 board meeting. Effective July 1993, each nonemployee director received an annual retainer of $25,000, payable in common stock of the Corporation pursuant to the restricted stock plan described below, and a fee of $1,500 per meeting attended. In addition, the chairmen of the audit, human resources and nominating committees each received an additional cash retainer of $4,000. Employees who are also directors do not receive any compensation for service as directors other than salary and related benefits. Pursuant to the Corporation's deferred compensation plan for directors, directors may elect to defer all of their compensation as directors in any one year.

On April 25, 1989, the shareholders of the Corporation approved the adoption of a restricted stock plan for nonemployee members of the board of directors, which plan is administered by the human resources committee. The maximum number of shares of common stock of the Corporation that may be granted under the plan is 125,000. Awards of restricted stock are made automatically, on the date of the annual meeting of shareholders, to each nonemployee director who is elected at the meeting or otherwise continues in office. The number of shares of restricted stock awarded will equal the amount payable to the nonemployee director as an annual retainer for the calendar year within which the award date falls, divided by the fair market value of each such share. The annual retainer does not include fees paid for attendance at any board or committee meeting or for chairing a committee of the board. In 1993, 842 shares of the common stock of the Corporation were awarded under the plan to each nonemployee director. Directors who are not employees are not eligible to participate in any of the plans presently in effect for employees of the Corporation.

EXECUTIVE COMPENSATION

The tables, graph and descriptive information set forth below are being furnished with respect to those persons who, at December 31, 1993, were the Corporation's chief executive officer and its four most highly compensated executive officers, other than the chief executive officer, whose salary and bonus exceeded $100,000 for the most recent fiscal year (together, the "named executive officers").

                                    TABLE I

Table I sets forth certain information concerning the annual and long-term compensation for services in all capacities to the Corporation for the fiscal years ended December 31, 1993, 1992 and 1991 of the named executive officers.

                           SUMMARY COMPENSATION TABLE
- - --------------------------------------------------------------------------------

                                     ANNUAL COMPENSATION                        LONG-TERM COMPENSATION
                          ------------------------------------------- ------------------------------------------
                                                                             AWARDS         PAYOUTS
                                                                      --------------------- -------
                                                                      RESTRICTED SECURITIES          ALL OTHER
                                                      OTHER ANNUAL      STOCK    UNDERLYING  LTIP     COMPEN-
        NAME AND                SALARY   BONUS     COMPENSATION(1)(2) AWARDS(3)  OPTIONS(4) PAYOUTS SATION(5)(6)
   PRINCIPAL POSITION     YEAR   ($)      ($)             ($)            ($)        (#)       ($)       ($)
   ------------------     ---- -------- --------   ------------------ ---------- ---------- ------- ------------
Joel B. Alvord..........  1993 $650,000 $650,000        $  9,663       $      0   117,558      $0     $ 19,827
 Chairman and Chief Ex-   1992  650,000  200,000         255,753        276,250    50,000       0       33,750
 ecutive Officer          1991  650,000        0             --               0         0       0          --
Gunnar S. Overstrom.....  1993 $510,000 $400,000        $  9,640       $      0    83,047      $0     $ 12,803
 President and Chief Op-  1992  510,000  150,000         127,544        212,500    40,000       0       19,672
 erating Officer          1991  510,000        0             --               0         0       0          --
David L. Eyles..........  1993 $330,000 $230,000        $ 13,099       $      0    35,740      $0     $  9,016
 Vice Chairman and        1992  258,300  155,000(7)       81,624        154,000    16,000       0       94,305
 Credit Policy Officer
Eileen S. Kraus.........  1993 $330,000 $210,000        $  4,259       $      0    35,142      $0     $ 13,109
 Vice Chairman;           1992  310,000  100,000          36,871        148,750    16,000       0       23,138
 President of SBC         1991  280,000        0             --               0         0       0          --
Allen W. Sanborn........  1993 $360,000 $180,000        $  3,033       $      0    20,000      $0     $  8,897
 Vice Chairman;           1992  240,000  180,000(7)        1,235        146,250    30,000       0      125,498
 President of SBM

- - -------
(1) 1993 amounts represent payments made to the federal and state taxing authorities for tax liabilities imputed to the named executive officers with respect to transportation and relocation.

(2) 1992 amounts represent payments made to the federal and state taxing authorities for tax liabilities imputed to the named executive officers with respect to transportation, relocation and increases in their accounts in the trust described below under Table V. The trust-related tax payments will cause a corresponding reduction in the benefits to which the named executive officers will be entitled under the plans funded by the trust.

(3) Based upon the closing price per share on date of grant. The number and value of the aggregate restricted stock holdings at December 31, 1993 of the named executive officers, based upon the closing price per share on such date, are as follows: Mr. Alvord, 17,333 shares, $376,993; Mr. Overstrom, 13,333 shares, $289,993; Mr. Eyles, 9,333 shares, $202,993; Mrs.
    Kraus, 9,333 shares, $202,993; and Mr. Sanborn, 6,666 shares, $144,986.
    Dividends are paid on restricted shares at the same rate as on other shares of the Corporation's stock. 1992 grants vest in thirds at one-year intervals from the date of grant. Such aggregate holdings at December 31, 1993 also include the following number and value of performance equity share units granted in 1993 (see Table IV), based upon the closing price per share on such date: Mr. Alvord, 46,000 shares, $1,000,500; Mr. Overstrom, 23,000 shares, $500,250; and Mr. Eyles, Mrs. Kraus and Mr. Sanborn each, 11,400 shares, $247,950. Dividend equivalent units accrue on performance equity share units at the same rate as on shares of the Corporation's common stock.The maturation of all performance equity share units granted and dividend equivalent units accrued from the date of grant is contingent upon corporate performance.

(4) Includes both original options and restoration options granted during 1993. See Table II.

(5) 1993 amounts represent (a) Corporation matching contributions to employees' thrift plan and (b) aggregate insurance premiums (executive group life and split-dollar life policies), respectively, as follows; Mr. Alvord, (a) $5,392, (b) $14,435; Mr. Overstrom, (a) $5,392, (b) $7,411; Mr. Eyles, (a)
    $3,598, (b) $5,418; Mrs. Kraus, (a) $5,392, (b) $7,717 and Mr. Sanborn, (a)
    $3,598, (b) $5,299.

(6) 1992 amounts represent (a) Corporation matching contributions to employees' thrift plan and (b) aggregate insurance premiums (executive group life and split-dollar life policies), respectively, as follows; Mr. Alvord, (a) $5,237, (b) $28,513; Mr. Overstrom, (a) $5,237, (b) $14,435; Mr. Eyles, (a)
    $0, (b) $4,294; Mrs. Kraus (a) $5,237, (b) $17,901 and Mr. Sanborn, (a) $0,
    (b) $498. Also includes (i) payments of $90,011 to Mr. Eyles for services rendered and expenses incurred as a consultant during the first two months of 1992, and (ii) relocation payment of $125,000 to Mr. Sanborn.

(7) Bonus commitments made upon hiring in 1992.

                                    TABLE II

Table II sets forth certain information concerning stock options granted during 1993 by the Corporation to the named executive officers. The hypothetical present value on date of grant shown below for stock options granted in 1993 are presented pursuant to the rules of the Securities and Exchange Commission (the "SEC") and are calculated under the modified Black-Scholes model for pricing options. The actual before-tax amount, if any, realized upon the exercise of stock options will depend upon the the excess, if any, of the market price of the Corporation's common stock over the exercise price per share of common stock of the stock option at the time the stock option is exercised. There is no assurance that the hypothetical present values of the stock options reflected in this table will be realized.

                       OPTION GRANTS IN LAST FISCAL YEAR
- - --------------------------------------------------------------------------------

                                  INDIVIDUAL GRANTS
            -------------------------------------------------------------
            NUMBER OF SECURITIES PERCENT OF TOTAL                         GRANT DATE
                 UNDERLYING       OPTIONS GRANTED  EXERCISE OR             PRESENT
             OPTIONS GRANTED(1)    TO EMPLOYEES    BASE PRICE  EXPIRATION  VALUE(3)
NAME                (#)          IN FISCAL YEAR(2)  ($/SHARE)   DATE(1)      ($)
- - ----        -------------------- ----------------- ----------- ---------- ----------
Joel B.
 Alvord             70,000              5.0%         $20.250   1/28/2003   $282,083
                    17,762*             1.3%          22.000   1/17/1999     75,027
                    29,796*             2.1%          22.000   12/7/1997     95,049
Gunnar S.
 Overstrom          45,000              3.2%         $20.250   1/28/2003   $181,339
                    14,210*             1.0%          22.000   1/17/1999     60,023
                    23,837*             1.7%          22.000   12/7/1997     76,040
David L.
 Eyles              30,000              2.2%         $20.250   1/28/2003   $120,893
                     5,740*             0.4%          22.000   1/28/1999     24,246
Eileen
 Kraus              20,000              1.4%         $20.250   1/28/2003   $ 80,595
                     5,664*             0.4%          22.000   1/17/1999     23,925
                     9,478*             0.7%          22.000   12/7/1997     30,235
Allen W.
 Sanborn            20,000              1.4%         $20.250   1/28/2003   $ 80,595

- - -------
   * Restoration options replace shares tendered to exercise prior options and shares withheld for tax liability.

(1) Ten year stock options granted in 1993 will become exercisable in annual one-third increments, beginning two years from the date of grant. Restoration options will become exercisable one year after grant and will expire at the same time as the original option. All options will become exercisable upon a change in control of the Corporation.

(2) During 1993 a total of 1,386,187 stock options were granted.

(3) The hypothetical present values on grant date are calculated under the modified Black-Scholes Model, which is a mathematical formula used to value options traded on stock exchanges. This formula considers a number of factors in hypothesizing an option's present value. Factors used to value options include the stock's expected volatility rate (30%), risk free rate of return (6%), dividend yield (5%), projected time of exercise (7 years) and projected risk of forfeiture rate for vesting period (5% per annum). Restoration option values are calculated using the same model and factors as original options, except that the projected date of exercise is the remaining term of the original grant and the assumed risk free rate of return is 5%.

                                   TABLE III

Table III sets forth certain information concerning stock options exercised during 1993 by the named executive officers and the number and value of specified options at December 31, 1993. The value of unexercised in-the-money stock options at December 31, 1993 shown below are presented pursuant to SEC rules. The actual amount, if any, realized upon exercise of stock options will depend upon the excess, if any, of the market price of the Corporation's common stock over the exercise price per share of common stock of the stock option at the time the stock option is exercised. There is no assurance that the values of unexercised in-the-money stock options reflected in this table will be realized.

   AGGREGATED OPTION EXERCISES IN LAST YEAR AND FISCAL YEAR-END OPTION VALUES
- - --------------------------------------------------------------------------------

                                                      NUMBER OF SECURITIES
                                                           UNDERLYING           VALUE OF UNEXERCISED
                                                       UNEXERCISED OPTIONS      IN-THE-MONEY OPTIONS
                                                       AT FISCAL YEAR-END       AT FISCAL YEAR-END(2)
                         SHARES ACQUIRED   VALUE    ------------------------- -------------------------
                         ON EXERCISE(1)   REALIZED  EXERCISABLE UNEXERCISABLE EXERCISABLE UNEXERCISABLE
NAME                           (#)          ($)         (#)          (#)          ($)          ($)
- - ----                     --------------- ---------- ----------- ------------- ----------- -------------
Joel B. Alvord..........     75,000      $1,078,125   94,258       142,558      $     0     $383,125
Gunnar B. Overstrom.....     60,000         862,500   72,933       103,047            0      290,000
David L. Eyles..........      8,000          88,000        0        43,740            0      131,000
Eileen Kraus............     24,000         345,000   20,000        43,142            0      119,000
Allen W. Sanborn........          0               0   15,000        35,000      106,875      136,875

- - -------
(1) The named executive officers used already owned shares to pay the exercise price of options exercised during 1993. The options noted above were exercised under the restoration option program, pursuant to which such officers are required to retain, for a minimum of three years, the number of newly acquired shares equal in value to the after-tax value realized on the option exercise.

(2) Based upon the difference between exercise price and closing price per share at December 31, 1993.

                                    TABLE IV

Table IV sets forth certain information concerning long-term incentive awards granted to the named executive officers during 1993.

            LONG-TERM INCENTIVE PLAN--AWARDS IN LAST FISCAL YEAR (1)
- - --------------------------------------------------------------------------------

                                                               ESTIMATED FUTURE PAYOUTS
                                                                        UNDER
                                                                NON-STOCK PRICE-BASED
                                                                      PLANS (3)
                                                               ------------------------
                            NUMBER OF       PERFORMANCE OR
                         SHARE UNITS (2)  OTHER PERIOD UNTIL   THRESHOLD TARGET MAXIMUM
       NAME                    (#)       MATURATION OR PAYMENT    (#)     (#)     (#)
       ----              --------------- --------------------- --------- ------ -------
Joel B. Alvord..........     23,000            12/31/95             0    23,000 23,000
Gunnar S. Overstrom.....     11,500            12/31/95             0    11,500 11,500
David L. Eyles..........      5,700            12/31/95             0     5,700  5,700
Eileen Kraus............      5,700            12/31/95             0     5,700  5,700
Allen W. Sanborn........      5,700            12/31/95             0     5,700  5,700

- - -------
(1) The performance equity plan was adopted during 1993 to provide significant and fully competitive long-term reward opportunities for key senior members of management. Participants have the opportunity to earn their target performance equity share units if predetermined strategic business goals are achieved, and shareholder value is thereby created.

(2) Under the 1994-1995 cycle, the named executive officers received awards of target performance equity share units based on individual performance as determined by the human resources committee.

(3) Awards are earned, based on an accelerating scale, if the Corporation achieves a preestablished threshold return on average common equity. If the target return on average common equity is met, the number of shares of the Corporation's common stock paid out will equal the number of performance equity share units granted. Performance below the threshold goal will result in no payout; there is no minimum payout under the plan.

                                    TABLE V

                                 PENSION TABLE
- - --------------------------------------------------------------------------------

  Final
Compensation                                    Years of Credited Service
- - ------------                             ---------------------------------------
                                           15      20      25      30      35
                                           --      --      --      --      --
$  400,000.............................. 120,000 160,000 200,000 240,000 240,000
   500,000.............................. 150,000 200,000 250,000 300,000 300,000
   600,000.............................. 180,000 240,000 300,000 360,000 360,000
   700,000.............................. 210,000 280,000 350,000 420,000 420,000
   800,000.............................. 240,000 320,000 400,000 480,000 480,000
   900,000.............................. 270,000 360,000 450,000 540,000 540,000
 1,000,000.............................. 300,000 400,000 500,000 600,000 600,000

- - --------------------------------------------------------------------------------

Table V sets forth information for determining the estimated annual retirement benefits commencing at age 65 that would be payable to participants under the Corporation's defined benefit plans pursuant to which benefits are determined by final compensation and years of service ("retirement plans"). Compensation for purposes of the pension table means the final year's salary and the average of the short-term incentive awards for the five highest consecutive calendar years after 1984 (see summary compensation table for salary). The amounts set forth in the table are offset by social security benefits and assume payment in the form of a 50% joint and survivor annuity, but do not reflect the reduction for tax payments discussed below. As of December 31, 1993, remuneration covered by the retirement plans and years of credited service as defined therein are as follows for the named executive officers: Mr. Alvord, $939,000 and 34 years; Mr. Overstrom, $728,600 and 23 years; Mr. Eyles, $483,333 and 6 years; Mrs. Kraus, $386,600 and 14 years and Mr. Sanborn, $540,000 and 1 year.

The Corporation also maintains a split-dollar life insurance program which, in addition to supplemental insurance benefits, provides a choice of postretirement death benefits or supplemental retirement income. The formula by which any retirement benefits for executive officers are determined under the split-dollar life insurance program is 4% of cumulative base salary for all years of participation in the plan.

The retirement plans include a tax-qualified pension plan and a supplemental, nonqualified pension plan. At the election of individual participants, the Corporation funds the supplemental plan and the split-dollar life insurance plan discussed above through contributions to an irrevocable trust (the "trust"). Such contributions will constitute taxable income to an electing participant to the extent and at the time that the participant's benefit becomes vested; income of the trust may also constitute taxable income to such participants. The trust provides for the distribution annually to each electing participant (or the remittance by the Corporation to the appropriate tax authority on behalf of the participant) of an amount sufficient to pay all income taxes imposed on the participant in connection with the trust; the trust also provides for the retirement benefits to which electing participants will be entitled to be reduced to their after-tax equivalents.

Executive severance and employment agreements

Messrs. Alvord, Overstrom, Eyles, Mrs. Kraus and Mr. Sanborn have severance agreements which provide that if termination of employment occurs within the two-year period following a change in control of the Corporation and such termination is by the Corporation for other than cause (as defined in the agreements) or by the executive for good reason (as defined in the agreements), the executive will be entitled to receive, among other things, (i) an amount equal to the sum of base salary and any amount awarded under the short-term incentive plan for the year preceding the year of termination multiplied by three or the number of years remaining to the executive's 65th birthday, whichever is the shorter ("applicable period"); (ii) a pro rata portion of any award related to any uncompleted performance award period under the performance plan and, at the completion of any such performance award period, an amount equal to the difference, if any, between the award that would have been paid had the executive continued employment until the end of the award period and the pro rata award actually paid to the executive; and (iii) an amount in cash (not included in calculation below) generally equal to the aggregate difference between the exercise price of certain stock options held by the executive and the higher of the closing price of the common stock on the date of termination of employment or the highest per share price paid in connection with any changes in control. These agreements also provide for the continuation of health, medical and life insurance coverage for each executive after termination of employment until the expiration of the applicable period or (as amended), if sooner, until such benefits are provided through the executive's reemployment, and provide each executive with pension benefits equal to the amount which the executive would have received under the applicable pension plans had said executive been fully vested and remained employed for the applicable period, reduced by the pension benefits the executive will actually receive under such pension plans. These agreements confer no benefits prior to a change in control. In the event that any payments received by Messrs. Alvord and Overstrom in connection with a change in control are subjected to the excise tax imposed under federal tax laws, these agreements provide for an additional payment sufficient to restore the executive to the same after-tax position the executive would have had if the excise tax had not been imposed. The agreements of Mr. Eyles, Mrs. Kraus and Mr. Sanborn provide that payments received in connection with a change in control will be reduced to the extent necessary to avoid the imposition of any such excise tax. The Corporation estimates that the amount that would have been payable in the aggregate to Messrs. Alvord, Overstrom, Eyles, Mrs. Kraus and Mr. Sanborn under these agreements, exclusive of the effect of state and local taxes, in the event that payment under such agreements had been triggered as of the date of this proxy statement, would have been approximately $13.4 million.

The Corporation has entered into an employment agreement with each of Mr. Alvord and Mr. Overstrom, effective as of February 24, 1994, each of which contains the following terms and conditions: (i) an initial term of three years, subject to extension for an additional one-year period on each successive anniversary of the effective date unless the Corporation gives notice of nonrenewal at least 60 days prior to such anniversary, (ii) annual salary at least equal to that in effect on the effective date, (iii) participation in all compensation and employee benefit arrangements available to other executive officers of the Corporation, and (iv) noncompetition and confidentiality covenants by the officers. In the event that one of the following triggering events occurs: (i) reduction in responsibility as defined in the agreements, (ii) the officer is not nominated for and elected to membership on the Corporation's board of directors, or (iii) the Corporation gives notice of nonrenewal, then each agreement provides that the officer will be entitled to receive, for the then remaining term of the agreement, salary, short- and long-term incentive compensation and coverage or credited service, as applicable, under the Corporation's employee benefit plans; in such event, outstanding equity awards would vest, but would continue to become exercisable or nonrestricted, as applicable, as originally scheduled.

The Corporation entered into two-year employment agreements with Messrs. Eyles and Sanborn on March 1, 1992 and May 11, 1992, respectively, providing for annual salaries of $310,000 and $360,000, respectively. Mr. Eyles's agreement may be extended under specified circumstances. These agreements also prescribe the 1993 grants of stock options, awards of restricted stock and awards of short-term bonuses made to the executives for 1993, as disclosed above on the summary compensation table. In the event of termination of employment by the Corporation other than for cause (as defined in the agreements) or by the executive for good reason (as defined in the agreements), these agreements provide for the continuation of salary payments for the remainder of their terms and, with respect to other matters, generally provide as set forth in the employment agreements described above.

Compensation committee interlocks and insider participation

Mr. Alvord is chairman of the compensation committee of the board of directors of The Hartford Steam Boiler Inspection and Insurance Company ("HSB"). Mr. Wilde, who is chairman, chief executive officer and a director of HSB, is a director of the Corporation; however, Mr. Wilde does not serve on the Corporation's human resources committee. The following directors, all of whom are nonemployees of the Corporation, serve on the human resources committee of the Corporation: Stillman B. Brown, John T. Collins, Herbert W. Jarvis, Robert
J. Matura, Maurice Segall, and Paul R. Tregurtha (chairman). Mr. Jarvis, a member of the committee, is not standing for reelection.

           HUMAN RESOURCES COMMITTEE REPORT ON EXECUTIVE COMPENSATION

Compensation policies applicable to executive officers

The human resources committee of the board of directors, which is composed entirely of independent outside directors, is responsible for establishing, implementing and monitoring the Corporation's strategy, policies and plans for executive compensation. The Corporation's strategy is to (i) attract high-caliber managerial and professional talent at both entry level and mid-career to meet the organization's growing needs, (ii) assess and develop such talent for careers at the Corporation through internal promotion under its performance planning and evaluation policy, (iii) select and retain top-performing executive officers at the corporate level and in each sector of the Corporation's financial services businesses, (iv) provide compensation opportunities that are fair and competitive with those provided by comparable organizations, and (v) motivate and reward its executives based on corporate, business line and individual annual performance and long-term creation of shareholder value.

In accordance with its responsibilities, at the beginning of each performance year, the committee reviews the Corporation's overall mission, strategy and objectives. The Corporation's 1993 profit plan objectives included profitability, improved asset quality, expense control, continued MIS advancements, and enhanced management processes. Using these objectives, the individual business lines develop performance initiatives that directly align business line goals to overall corporate performance. Executive officers are assessed by the committee on the basis of the accomplishments of their individual business lines vis-a-vis their goals and results. No specific numerical weight was assigned to any factor.

The committee determines the elements and levels of compensation on the basis of this assessment, taking into consideration prevailing economic conditions and opportunities, shareholder well-being and performance and marketplace pay levels and practices among a peer group of 29 banks considered comparable for compensation purposes. This peer group is composed of a national sample of financial institutions with similar regional bank emphasis and business mix and is therefore representative of pay practices at institutions against which the Corporation competes for talented, experienced executives. Of the eleven eastern regional institutions (other than the Corporation) included in the Keefe, Bruyette & Woods Eastern Regional Index used on the performance graph set forth below, nine are included in the national peer group that is used to assess competitive pay practices. The committee is assisted in its review and evaluation by an independent outside executive compensation consultant retained by the committee.

New section 162(m) of the Internal Revenue Code of 1986, as amended, imposes an annual, individual limit of $1 million on the deductibility of the Corporation's compensation payments (excluding "performance-based" compensation) to the named executive officers. Although the analysis of this matter is not yet complete, it is the Corporation's present intention to preserve the deductibility of its compensation payments to the named executive officers, to the extent consistent with the Corporation's overall compensation philosophy.

For 1993, the compensation of the Corporation's named executive officers is consistent with the policies and plans in place for several years, which provide for three major elements of compensation, all subject to board approval:

1. COMPETITIVE BASE SALARIES, which reflect the competitive marketplace at the appropriate job level, the individual performance of each executive officer, time in position, prior experience and accomplishments, and the relative importance of the job to the Corporation. Base salaries are reviewed periodically for adjustment by the committee. Adjustments may be recommended based on individual performance and overall corporate results, subject to the minimum amount set forth in any applicable employment agreement.

2. ANNUAL INCENTIVE AWARDS, which are based on the committee's year-end assessment of annual performance achievement for the year. All executive officers are eligible to participate in the Corporation's short-term incentive plan under which such awards are generally made in cash early in the following year.

   For 1993, corporate profit plan goals for executive officers included profitability, expense control, expansion through acquisitions and asset quality. Individual performance evaluation factors included leadership, organizational management, administration and control. Executive officers managing specific business lines/subsidiaries were also responsible for profit plan goals in their areas of responsibility. Based on 1993 results, which witnessed three proposed acquisitions, improvements in the efficiency ratio, dramatic reduction in problem assets and other major achievements, bonuses were awarded by the committee as shown in Table I to the named executive officers in accordance with the committee's assessment of their performance and relative contribution. Executive officers influence corporate performance depending upon their specific responsibilities and their effective execution of those responsibilities. Therefore, individual performance factors receive different emphasis depending on the particular executive officer being assessed. In all instances (except in the case of the chief executive officer as discussed below), performance factors specific to each business line's profit plan were the principal determinants of annual incentive awards. Comparative pay practices in the peer group of 29 banks discussed above provided context and served as useful benchmarks in making these decisions.

3. EQUITY PARTICIPATION in the form of stock options, restricted stock, and performance equity share units, which strengthen the coincidence of interest of executive officers and the Corporation's shareholders in the Corporation's growth in real value over the long term. Options granted in 1993 will become exercisable over four years from the date of grant, and expire ten years after date of grant.

 Stock Options

 Stock option grants have generally been made annually to executive officers at 100% of fair market value at date of grant. These grants to executive officers are discretionary within a guideline range based on competitive practice and reflect the relative value of the individual's position as well as the current performance assessment, continuing contribution and prospective effect of that executive officer on the Corporation's future success.

 The value of stock options granted to executive officers is fixed at a percentage of salary, with the value of the options established by using the Black-Scholes option valuation model. This percentage varies, within the guideline range discussed above, based on each executive's prior year performance as judged on individual performance evaluation factors including leadership, organizational management, administration and control. The percentages are set at levels which, together with the performance equity share unit grants, are designed to provide target long-term incentive compensation opportunities at approximately the (average) level of executives in similar positions in the peer group of 29 banks discussed above. Options which will become exercisable in annual one-third increments, beginning two years from the date of grant, and expire ten years after date of grant were granted in 1993 as shown in Table II. No stock options were granted to the named executives in 1991.

 The committee also decided in 1993 to include a restoration option feature to specific existing grants to encourage early exercise of stock options and further increase actual ownership to provide greater linkage to stockholder interests. The restoration option feature allows a participant who exercises the original stock option prior to the participant's retirement, and who pays all or a part of the exercise price of the stock option with shares of the Corporation's common stock held by the participant for at least six months, to receive a restoration option to purchase the number of the Corporation's common stock equal to the number of whole shares used by the participant in payment of the exercise price and applicable taxes of the original stock option. A restoration option may be exercised between the date of its grant and the date of expiration of the original stock option to which the restoration option is related, and the exercise price may not be less than 100% of the fair market value of the common stock on the date the restoration option is granted. A participant must retain for a minimum of three years that number of newly acquired shares equal in value to the after-tax gain realized on the option exercised. The principal factors taken into account in determining these awards were the need to retain and motivate these key employees to recognize the Corporation's successful transition, to increase alignment of managers' and shareholders' interests and to increase managers' ownership, but did not include the level of outstanding awards.

 Restoration options were granted in 1993 as shown in Table II.

 Restricted Stock

 Restricted stock, which provides executive officers with an immediate at-risk equity interest in the Corporation, may be granted annually to executive officers; however, restricted stock has generally been granted less frequently. Such awards, which may require attainment of financial performance objectives, always impose future service requirements of up to ten years. Vesting may occur ratably over the restriction period or 100% on completion of the period.

 No restricted stock awards were made to the named executive officers in 1991 or 1993.

 Performance Equity Share Units

 Performance equity share units, which provide executive officers with a partnership-oriented, long-term performance incentive, may be granted annually. Award opportunities, payable in stock, focus executives on earning an equity stake in the corporation and enhance team motivation. The committee meets each year to select the key executives who will participate based upon its evaluation of a potential participant's current performance and future ability to contribute. It also looks at the critical nature of the skills and the strategic importance of a participant's position in the organization.

 The committee selects financial performance targets taking into account the Corporation's long-range strategic plan, the current economic climate, and stock market price, dividend and profit expectations for the Corporation. For each selected performance criteria, the committee will determine a performance objective and a minimum performance level. Full achievement of the performance objectives will result in the award of the entire share target plus reinvested dividends accrued during the cycle on that number of shares. Performance below the minimum level will result in no award for the cycle.

 Performance equity share units were awarded in 1993 as shown in Table IV.

Bases for the compensation of the chief executive officer

As discussed above, the chief executive officer participates in the Corporation's executive compensation program. The chief executive officer's 1993 performance was assessed on the basis of nine specific corporate objectives, the most important of which were the Corporation's improved net income, increased dividend, expense reduction and control (improved efficiency ratio), and achievement of other annual objectives in the Corporation's 1993 profit plan, as well as fulfillment of his personal performance initiatives. As a result of the successful achievement of these key objectives, the chief executive officer was awarded an annual bonus for 1993 performance as set forth above in Table I. Based upon the Corporation's results, and strategic repositioning in order to compete effectively in the years ahead, the chief executive officer was granted the stock options described above in Table II and the performance equity share unit award described above in Table IV.

Like those of other executives, the chief executive officer's options were granted at 100 percent of fair market value at date of grant, will become exercisable over a four-year vesting period, and will expire ten years after the date of grant; his performance equity share unit award will earn-out on completion of the 1994-1995 performance cycle.

                          PAUL R. TREGURTHA, CHAIRMAN
                               STILLMAN B. BROWN
                                JOHN T. COLLINS
                               HERBERT W. JARVIS
                                ROBERT J. MATURA
                                 MAURICE SEGALL

                               PERFORMANCE GRAPH

The following graph compares the yearly percentage change in the Corporation's cumulative total shareholder return on its common stock over the prior five years (assuming reinvestment of dividends at date of payment into common stock of the Corporation) with the cumulative total return on the published Standard & Poor's 500 Stock Index and the cumulative total return on the Keefe, Bruyette & Woods Eastern Regional Index, described in note (1) below. The Corporation believes that while total shareholder return is a most important criterion of corporate performance, it is subject to the vagaries of the market. In addition to the creation of shareholder value, the Corporation's executive compensation program is based on operating and strategic results, and the other factors set forth and discussed in the committee report on page 12.

                            [GRAPH APPEARS HERE]

                  COMPARISON OF FIVE YEAR CUMULATIVE RETURN
             AMONG SHAWMUT NATIONAL, S&P 500 INDEX AND KBW INDEX

Measurement period              Shawmut      S&P         KBW
(Fiscal year Covered)           National     Index       Index
- - ---------------------           --------     --------    --------
Measurement PT -
12/31/88                        $100         $100        $100

FYE 12/31/89                    $ 91         $132        $102
FYE 12/31/90                    $ 25         $128        $ 63
FYE 12/31/91                    $ 47         $166        $111
FYE 12/31/92                    $ 94         $179        $153
FYE 12/31/93                    $113         $197        $159




APPOINTMENT OF INDEPENDENT ACCOUNTANTS

The board of directors, on recommendation of the audit committee, favors the appointment of Price Waterhouse as independent accountants for the Corporation for the year ending December 31, 1994 and, unless otherwise directed, the proxies will be voted in favor of this appointment. Price Waterhouse has advised that neither the firm nor any present member or associate of it has any financial interest, direct or indirect, in the Corporation or its subsidiaries, nor has had any connection with the Corporation or its subsidiaries in the capacity of promoter, underwriter, voting trustee, director, officer or employee. Representatives of Price Waterhouse will be present at the meeting, as in the past, to make a statement if they should desire to do so and to respond to appropriate questions raised by shareholders at the meeting.

Adoption of this proposal requires the affirmative vote of a majority of the votes cast at the meeting.

PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF INCORPORATION

The board of directors has unanimously approved an amendment to Article Fourth of the Corporation's restated certificate of incorporation which would increase from 150,000,000 to 300,000,000 the aggregate number of shares of common stock, $.01 par value, which the Corporation is authorized to issue.

As of February 23, 1994, the number of authorized shares of common stock remaining available for future issuance was approximately 54,063,925. Of the 54,063,925 shares, a total of 44,658,612 shares of common stock have been reserved for the pending acquisitions of New Dartmouth Bank, Peoples Bancorp of Worcester, Inc., and Gateway Financial Corporation, as well as the Corporation's various employee benefit plans and Dividend Reinvestment and Stock Purchase Plan, and 1,329,115 shares of common stock have been reserved for issuance upon the exercise of warrants issued in connection with the settlement of certain litigation, reducing the number of shares otherwise remaining available for future issuance to 8,075,568. The board of directors considers it prudent and in the best interests of the Corporation, without the delay and expense of a special meeting of shareholders, to have available a reasonable amount of common stock to provide sufficient flexibility in the Corporation's capital structure.

The additional shares to be authorized by the proposed amendment would be available for issuance from time to time for any proper corporate purpose, including, as appropriate, acquisitions, stock dividends, stock splits, stock distributions, the raising of additional capital, or other corporate purposes. The Corporation does not now have any agreement, understanding or arrangement that would result in the issuance of any of the additional common shares. If the proposed amendment is adopted, no further action or authorization by the shareholders would be necessary, unless required by applicable laws or regulations or the rules of the New York Stock Exchange, and the board of directors would be empowered to authorize the issuance of an additional 150,000,000 shares of common stock.

The additional common shares authorized by the proposed amendment would have the same rights and privileges as the shares of common stock currently authorized and outstanding. Holders of the Corporation's common shares have no preemptive rights and, accordingly, existing shareholders would not have any preferential right to purchase any of the additional common shares. Article Fourth provides that the number of authorized shares of any class of the Corporation's capital stock shall be subject to increase or decrease by the affirmative vote of the holders of a majority of the stock of the Corporation entitled to vote.

A potential effect of the proposed increase in the number of authorized common shares would be a dilution of present shareholders' interest in the Corporation if the Corporation issues a substantial number of the newly authorized shares. In addition, any issuance of additional common shares could have the effect of diluting the earnings per share and book value per share of existing common shares.

Although the Corporation has no intention at the present time of doing so, the Corporation could issue previously authorized but unissued shares of common stock that could, depending on the terms of such issue, preclude or make difficult merger or takeover attempts. The amendment to Article Fourth increasing the number of authorized shares of common stock would enhance the ability of the Corporation to deter potential acquirors and lessen their ability to obtain control of the Corporation. Although the board of directors would make such a determination based on its judgment as to the best interests of the shareholders, the board could so act to discourage an acquisition attempt or other transaction viewed favorably by the holders of a majority of the outstanding voting stock of the Corporation. On balance, however, the board of directors believes that the advantages of increasing its flexibility to act in the face of a proposed transaction outweigh any resulting disadvantages to the shareholders.

The proposal would amend the first sentence of Article Fourth to read in its entirety as follows:

"Fourth: The total number of shares of stock which the Corporation shall have authority to issue is 310,000,000, of which 300,000,000 shares with a par value of $.01 shall be common stock and of which 10,000,000 shares without par value shall be preferred stock."

The affirmative vote of the holders of a majority of the shares entitled to vote is required to adopt this proposal. In accordance with Delaware law, in determining whether the proposal has received the requisite number of affirmative votes, abstentions and broker nonvotes will be counted as being present and will have the same effect as a vote against this proposal.

THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS A VOTE "FOR" PROPOSAL 3.

VOTING OF PROXY

The enclosed proxy is designed to permit each shareholder of record on March 2, 1994 to vote in the election of directors and on other matters described in this statement. Your proxy is solicited by the board of directors of the Corporation. The giving of a proxy does not affect your right to vote should you attend the meeting, since you may revoke your proxy at any time before it is voted at the meeting. Proxies may be revoked by (i) filing with the secretary of the Corporation, at or before the taking of the vote at the meeting, a written notice of revocation bearing a later date than the proxy,
(ii) duly executing a later dated proxy relating to the same shares and delivering it to the secretary of the Corporation at or before the taking of the vote at the meeting or (iii) attending the meeting and voting in person. Attendance at the meeting will not in and of itself constitute a revocation of a proxy. In addition, shareholders whose shares of common stock are not registered in their own name will need additional documentation from the record holder of such shares to vote personally at the meeting. Any written notice of revocation or subsequent proxy should be sent so as to be delivered to the secretary of the Corporation, Raymond A. Guenter, at 777 Main Street, Hartford, Connecticut 06115, or hand-delivered to the secretary of the Corporation at the foregoing address, at or before the taking of the vote at the meeting.

Unless otherwise specified, it is intended that proxies will be voted for the 11 nominees whose names appear on pages 3 through 6. Although the board of directors does not contemplate that any of the nominees named will be unavailable for election, in the event a vacancy in the slate of nominees is occasioned by death or other unexpected occurrence, it is presently intended that proxies will be voted for the election of a nominee who shall be designated by the board of directors. It also is intended that proxies will be voted for the appointment of Price Waterhouse as independent accountants for 1994 and for the proposal to amend the restated certificate of incorporation. COST OF SOLICITATION


The cost of soliciting proxies on the accompanying form has been or will be borne by the Corporation. In addition to solicitation by mail, the Corporation will request banks, brokers and other custodians, nominees and fiduciaries to send proxy material to the beneficial owners and to secure their voting instructions, if necessary. The Corporation will reimburse them for their expenses in so doing. Directors, officers and regular employees of the Corporation may solicit proxies personally, by telephone and by telegram from shareholders if proxies are not received promptly. Such directors, officers and employees will not be additionally compensated, but may be reimbursed for reasonable out-of-pocket expenses incurred in connection with such solicitation. The Corporation has retained Morrow & Co. to assist in this solicitation at an estimated cost of $11,000, which will be borne by the Corporation.
SHAREHOLDER PROPOSALS FOR NEXT YEAR'S MEETING

Any eligible shareholder who wishes to submit written proposals for possible inclusion in next year's proxy statement must be sure that all such proposals are received by the secretary of the Corporation on or before November 19, 1994. It is expected that next year's proxy statement will be mailed on or about March 14, 1995, and the annual shareholders' meeting will be held on April 25, 1995.
ANNUAL REPORT

The 1993 annual report of the Corporation, including financial statements, is being mailed to each shareholder of record together with this notice of annual meeting of shareholders, proxy statement and proxy on or about March 19, 1994.

OTHER MATTERS


The board of directors of the Corporation knows of no other matters that are to be presented for action at the meeting. If any other matters are properly presented to the meeting, the proxies, who are all directors of the Corporation and who were appointed to this capacity by the board of directors and are named in the enclosed proxy, or authorized substitutes, will vote on such matters in accordance with their best judgment.
                                              By order of the board of directors


                                                            Raymond A. Guenter
                                                            General Counsel and
                                                            Secretary

March 19, 1994 Hartford, Connecticut 06115

                          SHAWMUT NATIONAL CORPORATION

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS
                     FOR THE ANNUAL MEETING OF SHAREHOLDERS

                600 Atlantic Avenue, Boston, Massachusetts 02106
                     Tuesday, April 26, 1994 at 10:30 A.M.

The undersigned hereby appoints Herbert W. Jarvis and Wilson Wilde proxies, with full power of substitution to each, to represent and vote all stock that the undersigned is entitled to vote at the 1994 annual meeting of shareholders of Shawmut National Corporation, or any adjournments thereof, upon any and all matters which may properly be brought before such meeting.

      TO VOTE IN ACCORDANCE WITH THE BOARD OF DIRECTORS' RECOMMENDATIONS,
       JUST SIGN AND DATE ON THE REVERSE SIDE; NO BOXES NEED BE CHECKED.

      PLEASE SIGN, DATE AND RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE.

- - --------------------------------------------------------------------------------
          THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING:
- - --------------------------------------------------------------------------------

1. Election of directors.
FOR listed nominees: Alvord, Brown, Collins, Colloredo-Mansfeld,
Fox, Matura, Overstrom, Rice, Segall, Tregurtha and Wilde.

FOR listed nominees except:

WITHHELD for listed nominees


           [ ]           _____________________________           [ ]


2. Appointment of independent accountants.


     FOR                AGAINST             ABSTAIN

     [ ]                  [ ]                 [ ]


3. Proposal to amend the restated certificate of incorporation.


     FOR                AGAINST             ABSTAIN

     [ ]                  [ ]                 [ ]


UNLESS OTHERWISE SPECIFIED, THIS PROXY WILL BE VOTED FOR PROPOSALS 1, 2 AND 3 AND IN THE DISCRETION OF THE NAMED PROXIES, AND UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF. BY EXECUTING THIS PROXY, THE UNDERSIGNED HEREBY REVOKES ALL PRIOR PROXIES.


- - --------------------------------------------------------------------------------
                                  SIGNATURE(S)

- - --------------------------------------------------------------------------------
                                      DATE

PLEASE SIGN YOUR NAME AS IT APPEARS ON THIS PROXY. ALL JOINT OWNERS SHOULD
SIGN. PERSONS SIGNING AS EXECUTORS, ADMINISTRATORS, TRUSTEES, ETC. SHOULD SO IN-DICATE.
THIS PROXY MAY BE REVOKED AT ANY TIME BEFORE IT IS VOTED.
FOR AGAINST ABSTAIN

                          SHAWMUT NATIONAL CORPORATION

                   PROXY SOLICITED BY THE BOARD OF DIRECTORS
                     FOR THE ANNUAL MEETING OF SHAREHOLDERS

                600 Atlantic Avenue, Boston, Massachusetts 02106
                     Tuesday, April 26, 1994, at 10:30 A.M.

The undersigned hereby appoints Herbert W. Jarvis and Wilson Wilde proxies, with full power of substitution to each, to represent and vote all stock that the undersigned is entitled to vote at the 1994 annual meeting of shareholders of Shawmut National Corporation, or any adjournments thereof, upon any and all matters which may properly be brought before such meeting.

      TO VOTE IN ACCORDANCE WITH THE BOARD OF DIRECTORS' RECOMMENDATIONS,
       JUST SIGN AND DATE ON THE REVERSE SIDE; NO BOXES NEED BE CHECKED.

                 PLEASE SIGN, DATE AND RETURN TO CHEMICAL BANK
                    P.O. BOX 24036, NEW YORK, NY 10242-4036

                                                                  Please mark
                                                           [X]     your votes
                                                                    as in the
                                                                     example

           ---------------   ---------------------
               COMMON               D.R.S.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING:

1. Election of Directors. FOR listed nominees: Alvord, Brown, Collins, Colloredo-Mansfeld, Fox, Matura, Overstrom, Rice, Segall, Tregurtha and Wilde.

For listed nominees except:           WITHHELD for listed nominees

- - -------------------------------       ------------------------------------

- - --------------------------------------------------------------------------------

2. Appointment of independent accountants.

            FOR              AGAINST             ABSTAIN

            [ ]                [ ]                 [ ]


3. Proposal to amend the restated certificate of incorporation.


            FOR              AGAINST             ABSTAIN

            [ ]                [ ]                 [ ]

- - --------------------------------------------------------------------------------
UNLESS OTHERWISE SPECIFIED, THIS PROXY WILL BE VOTED FOR PROPOSALS 1, 2 and 3
in the discretion of the named proxies, and upon such other matters as may properly come before the meeting or any adjournment thereof. By executing this proxy, the undersigned hereby revokes all prior proxies.









      Signature(s) _______________________________________ Date ______________


PLEASE SIGN YOUR NAME AS IT APPEARS ON THIS PROXY. ALL JOINT OWNERS SHOULD SIGN. PERSONS SIGNING AS EXECUTORS, ADMINISTRATORS, TRUSTEES, ETC. SHOULD SO INDICATE. THIS PROXY MAY BE REVOKED AT ANY TIME BEFORE IT IS VOTED.

                          SHAWMUT NATIONAL CORPORATION

                             EMPLOYEES' THRIFT PLAN

The undersigned hereby instructs Chemical Bank, the proxy tally agent, to vote, in person or by proxy, all stock in the undersigned's account in the Plan at the annual meeting of shareholders of Shawmut National Corporation to be held on April 26, 1994, or any adjournments thereof.

      TO VOTE IN ACCORDANCE WITH THE BOARD OF DIRECTORS' RECOMMENDATIONS,
       JUST SIGN AND DATE ON THE REVERSE SIDE; NO BOXES NEED BE CHECKED.

               PLEASE SIGN, DATE AND RETURN TO PROXY TALLY AGENT:
                CHEMICAL BANK
                P.O. BOX 24036, NEW YORK, NY 10242-4036

                                                                [X]  Please mark
                                                                     your votes
                                                                      as in the
                                                                       example
                     --------------
                         THRIFT

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING:

1. Election of Directors. FOR listed nominees: Alvord,         FOR      WITHHELD
   Brown, Collins, Colloredo-Mansfeld, Fox, Matura,            [ ]        [ ]
   Overstrom, Rice, Segall, Tregurtha and Wilde.

For listed nominees except:         WITHHELD for listed nominees

- - --------------------------------    --------------------------------

- - --------------------------------------------------------------------------------

                                   FOR    AGAINST    ABSTAIN
2. Appointment of independent      [ ]      [ ]        [ ]
   accountants.

                                   FOR    AGAINST    ABSTAIN
3. Proposal to amend the restated  [ ]      [ ]        [ ]
   certificate of incorporation.

- - --------------------------------------------------------------------------------


      Signature(s)                                       Date
                   -----------------------------------        -----------


      PLEASE SIGN YOUR NAME AS IT APPEARS ON YOUR ACCOUNT.